Related party transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Assets	$ 190,449		$ 190,449		$ 217,067
Liabilities	122,801		122,801		138,092
Income (Expense)	644	$ 650	1,523	$ 1,448
Transactions With Joint Ventures Associates Government Entities And Pension Plans [Member]
IfrsStatementLineItems [Line Items]
Assets	14,688		14,688		17,965
Liabilities	3,683		3,683		3,924
Current Assets Or Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Assets	1,978		1,978		2,684
Liabilities	1,216		1,216		1,676
Non Current Assets Or Non Current Liabilities [Member]
IfrsStatementLineItems [Line Items]
Assets	12,710		12,710		15,281
Liabilities	2,467		2,467		2,248
Purchases And Services [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	3	2	6	4
Income Expenses [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(196)	(94)	(201)	(242)
Foreign Exchange And Inflation Indexation Charges Net [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(113)	(171)	(140)	(214)
Net Finance Income Expense [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	51	93	118	186
Petros [Member]
IfrsStatementLineItems [Line Items]
Assets	49		49		64
Liabilities	251		251		305
Income (Expense)	(5)	(5)	(10)	(9)
Revenues Mainly Sales Revenues [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	899	820	1,740	1,714
Government Bonds [Member]
IfrsStatementLineItems [Line Items]
Assets	1,223		1,223		1,819
Income (Expense)	38	54	84	107
Banks Controlled By The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Assets	13,089		13,089		15,526
Liabilities	2,304		2,304		2,119
Income (Expense)	(5)	(24)	11	(18)
Petroleum And Alcohol Account Receivable From The Brazilian Government [Member]
IfrsStatementLineItems [Line Items]
Assets					278
Income (Expense)	3	17	7	28
Brazilian Federal Government [Member]
IfrsStatementLineItems [Line Items]
Assets	2		2
Liabilities	981		981		1,378
Income (Expense)	(99)	(125)	(127)	(142)
P P S A [Member]
IfrsStatementLineItems [Line Items]
Liabilities	1		1		28
Income (Expense)	(107)	(23)	(98)	(133)
Other Government Entities [Member]
IfrsStatementLineItems [Line Items]
Assets	132		132		138
Liabilities	106		106		80
Income (Expense)	(83)	(70)	(93)	(109)
Other Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Assets	87		87		95
Liabilities	16		16		10
Income (Expense)	9	11	29	20
Joint Venture And Associates Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets	193		193		140
Liabilities	40		40		14
Income (Expense)	902	826	1,749	1,724
Petrochemical Companies [Member]
IfrsStatementLineItems [Line Items]
Assets	106		106		45
Liabilities	24		24		4
Income (Expense)	893	815	1,720	1,704
Government Entities Sub Total [Member]
IfrsStatementLineItems [Line Items]
Assets	14,446		14,446		17,761
Liabilities	3,392		3,392		$ 3,605
Income (Expense)	$ (253)	$ (171)	$ (216)	$ (267)